INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net investment income
Gross investment income									$ 68,298	$ 71,168	$ 71,660
Less investment expenses									(4,617)	(4,369)	(4,314)
Net investment income	16,244	15,954	15,180	16,303	16,672	16,762	16,765	16,600	63,681	66,799	67,346
Fixed income securities
Net investment income
Gross investment income									58,294	62,806	63,104
Equity securities
Net investment income
Gross investment income									9,957	8,192	7,965
Interest on cash and short-term investments
Net investment income
Gross investment income									$ 47	$ 170	$ 591